Warrant Derivative Liabilities 10Q	6 Months Ended
Jun. 30, 2011
Other Liabilities {1}
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

NOTE 8.  Warrant Derivative Liabilities

The Company has incurred liabilities for the estimated fair value of derivative warrant instruments. The estimated fair value of the derivative warrant instruments has been calculated using a Monte Carlo Simulation approach, with key input variables provided by management, as of each issuance date, with the valuation offset against additional paid in capital, and at each reporting date, with changes in fair value recorded as unrealized gains or losses in non-operating income (expense).

In connection with our fundraising in May 27, 2011, members of management, with warrants to purchase a total of 1,051,074 shares with an estimated fair value of $315,803 following the anti-dilution adjustments on that date, waived their right to any future anti-dilution adjustments, so this estimated fair value was transferred to Stockholders’ Equity. During the six months ended June 30, 2011, the remainder of the decrease in the fair value of the warrant derivative liability of $299,607 was recorded as an unrealized gain on fair value of warrants, net.

During the six months ended June 30, 2010, a $1,680,476 decrease in the fair value of the warrant derivative liability was recorded as an unrealized gain on the fair value of warrants, net. A summary of activity in warrant derivative liabilities is included in Note 10.

The fair value of warrants ranged from $0.09 to $0.26 at June 30, 2011, from $0.32 to $0.69 at December 31, 2010, and from $0.24 to $0.36 at June 30, 2010. Fair values at June 30, 2011 and 2010, were estimated using the following assumptions:

	June 30, 2011	June 30, 2010

Risk-free interest rate	0.35% - 0.80%	0.75% - 1.25%
Expected remaining term	1.51 - 2.79 Years	2.31 - 3.59 Years
Expected volatility	63.87% - 90.56%	44.80% - 50.79%
Dividend yield	0%	0%

A summary of outstanding common stock warrants as of June 30, 2011, is as follows:

Securities Into Which	Warrants	Warrants Subject	Exercise	Expiration
Warrants are Convertible	Outstanding	to Anti-Dilution	Price	Date

Common stock	56,173,248	—	$0.6200	May 2016
Common stock	4,487,656	3,718,425	$0.7800	June and August 2014
Common stock	2,875,736	2,774,050	$0.8400	December 2014 and January 2015
Common stock	2,265,071	2,084,914	$0.8400	May 2013
Common stock	44,401	—	$1.4100	March 2012
Common stock	95,368	—	$1.4680	December 2015
Common stock	203,500	—	$1.5000	July 2015
Common stock	3,000,830	—	$1.5500	July 2015
Common stock	2,666,459	—	$2.2500	May and June 2012
Common stock	200,000	—	$3.0000	December 2014 and November 2015

Subtotal	72,012,269	8,577,389

Series C CPS	1,077,911	—	$2.3193	March 2014

Total	73,090,180	8,577,389

The warrants expiring in May 2016 were issued in conjunction with the May 2011 Offering (see Note 1), and were valued at the time of issuance utilizing the Black-Scholes valuation model and assumptions of the fair value of common stock of $0.68, an exercise price of $0.62, estimated volatility of 89.58%, a risk free interest rate of 1.03%, a zero dividend rate and an expected term of 3.5 years. These warrants include the right to receive a Black-Scholes valuation, as defined, of the unexercised portion of the warrant in the event of an Organic Change (a substantial change in ownership of the Company, as defined). This contingent embedded derivative will be accounted for only in the event that an Organic Change should occur.

Risk-Free Interest Rate.  This is the United States Treasury rate for the measurement date having a term equal to the expected remaining term of the warrant. An increase in the risk-free interest rate will increase the fair value.

Expected Remaining Term.  This is the period of time over which the warrant is expected to remain outstanding and is based on management’s estimate, taking into consideration the remaining contractual life, and historical experience. An increase in the expected remaining term will increase the fair value.

Expected Volatility.  This is a measure of the amount by which the stock price has fluctuated or is expected to fluctuate. To the extent that Company’s stock has not been traded for as long as the expected remaining term of the warrants, the Company uses a weighted-average of the historic volatility of a group of publicly traded companies over the retrospective period corresponding to the expected remaining term of the warrants on the measurement date. The group of publicly traded companies is selected from the same industry or market index, with extra weighting attached to those companies most similar in terms of business activity, size and financial leverage. To the extent that the Company’s stock has been traded for longer than the expected remaining term of the warrants, this weighted average is used to determine 50% of the volatility, with the Company’s own historic volatility used to determine the remaining 50%. An increase in the expected volatility will increase the fair value.

Dividend Yield.  We have not made any dividend payments nor do we have plans to pay dividends in the foreseeable future. An increase in the dividend yield will decrease the fair value.

The warrants expiring in June and August 2014 were originally issued in June and August 2009 with an exercise price of $2.00 and entitled the holders thereof to purchase an aggregate of 1,750,185 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of June 30, 2011, had an exercise price of $0.78 and entitled the holders thereof to purchase an aggregate of 4,487,656 shares. In connection with our May 2011 Offering, members of management with warrants to purchase a total of 769,231 shares waived their right to further anti-dilution adjustments.

The warrants expiring in December 2014 and January 2015 were originally issued in December 2009 and January 2010 with an exercise price of $2.50 and entitled the holders thereof to purchase an aggregate of 966,247 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of June 30, 2011, had an exercise price of $0.84 and entitled the holders thereof to purchase an aggregate of 2,875,736 shares. In connection with our May 2011 Offering, members of management with warrants to purchase a total of 101,686 shares waived their right to further anti-dilution adjustments.

The warrants expiring in May 2013 were originally issued in May 2008 with an exercise price of $3.00 and entitled the holders thereof to purchase an aggregate of 634,220 shares. As a result of weighted-average anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of June 30, 2011, had an exercise price of $0.84 and entitled the holders thereof to purchase an aggregate of 2,265,071 shares. In connection with our May 2011 Offering, members of management with warrants to purchase a total of 180,157 shares waived their right to further anti-dilution adjustments.

The SSA dated December 14, 2010 (see Note 5) grants the holders of the Series C CPS the right to subscribe for a further 1,077,911 CPS at a price of $2.3193. Since these Series C CPS would convert into common stock of the Company within one year of the subscription date, this right is, for accounting purposes, equivalent to a warrant to purchase the Company’s common stock.